5. GROUP STRUCTURE (Details 5) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of group structure [Line Items]
Share capital		$ 38	$ 46
(Loss) Profit of the year		(468)	800	$ 287
Equity		$ 1,769	$ 2,409	$ 1,795	$ 1,969
Compania de Inversiones de Energia S.A. [member]
Disclosure of group structure [Line Items]
Joint ventures	[1]	CIESA
Main activity	[1]	Investment
Date	[1]	Dec. 31, 2020
Share capital	[1]	$ 8
(Loss) Profit of the year	[1]	25
Equity	[1]	$ 401
Direct and indirect participation	[1]	50.00%
Compania Inversora en Transmision Electrica Citelec S.A. [member]
Disclosure of group structure [Line Items]
Joint ventures	[2]	Citelec
Main activity	[2]	Investment
Date	[2]	Dec. 31, 2020
Share capital	[2]	$ 7
(Loss) Profit of the year	[2]	26
Equity	[2]	$ 171
Direct and indirect participation	[2]	50.00%
Greenwind S.A. [member]
Disclosure of group structure [Line Items]
Joint ventures		Greenwind
Main activity		Generation
Date		Dec. 31, 2020
Share capital
(Loss) Profit of the year		5
Equity		$ (6)
Direct and indirect participation		50.00%
CTB [member]
Disclosure of group structure [Line Items]
Joint ventures		CTB
Main activity		Investment
Date		Dec. 31, 2020
Share capital		$ 7
(Loss) Profit of the year		129
Equity		$ 356
Direct and indirect participation		50.00%
Refineria del Norte S.A. [member]
Disclosure of group structure [Line Items]
Associates		Refinor
Main activity		Refinery
Date		Sep. 30, 2020
Share capital		$ 1
(Loss) Profit of the year		(8)
Equity		$ 57
Direct and indirect participation		28.50%
Oleoducto de Crudos Pesados [member]
Disclosure of group structure [Line Items]
Associates		OCP
Main activity		Investment
Date		Dec. 31, 2020
Share capital		$ 100
(Loss) Profit of the year		(27)
Equity		$ 73
Direct and indirect participation		15.91%
Transportadora de Gas del Sur S.A. [member]
Disclosure of group structure [Line Items]
Associates	[1]	TGS
Main activity	[1]	Transport of gas
Date	[1]	Dec. 31, 2020
Share capital	[1]	$ 9
(Loss) Profit of the year	[1]	39
Equity	[1]	$ 785
Direct and indirect participation	[1]	2.093%

[1]	The Company holds a direct and indirect interest of 2.093% in TGS and 50% in CIESA, a company that holds a 51% interest in the share capital of TGS. therefore, additionally the Company has an indirect participation of 25.50% in TGS. As of December 31, 2020, the quotation of TGS's ordinary shares and ADR published on the BCBA and the NYSE was $ 153,15 and US$ 5.20, respectively, granting to Pampa (direct and indirect) ownership an approximate stake market value of US$ 399 million.
[2]	Through a 50% interest, the company joint controls Citelec, company that controlled Transener with 52.65% of the shares and votes. As a result, the Company has an indirect participation of 26.33% in Transener.